Loans Payable (Details) (USD $)	1 Months Ended			3 Months Ended				1 Months Ended
	Feb. 25, 2012	Feb. 27, 2012	Feb. 29, 2012	Jul. 31, 2013	Apr. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013 CEO [Member]	Jun. 28, 2013 CEO [Member]	Aug. 31, 2012 CEO [Member]	Aug. 14, 2012 CEO [Member]	Mar. 13, 2012 CEO [Member]
Short-term Debt [Line Items]
Loan payable				$ 1,000,491	$ 491	$ 491			$ 1,000,000
Term of debentures	2 years	2 years	2 years					6 months	6 months
Interest rate	0.19%	0.19%	0.19%						10.00%		5.00%	0.19%
Maturity date				Aug. 31, 2014				Dec. 31, 2013	Dec. 31, 2013	Aug. 31, 2014	Aug. 31, 2014	Aug. 31, 2014